Pension and Other Postretirement Benefits - Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Health care cost trend rate assumed for current year	8.00%	8.00%
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.15%	5.00%
Rate of compensation increase	5.00%	5.00%
Health care cost trend rate assumed for current year
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)
Year that the cost trend rate reaches the ultimate trend rate
Other Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.10%	4.90%
Rate of compensation increase	5.00%	5.00%
Health care cost trend rate assumed for current year	8.00%	8.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the cost trend rate reaches the ultimate trend rate	2018	2017